ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2024
ASSETS HELD FOR SALE [Abstract]
ASSETS HELD FOR SALE	ASSETS HELD FOR SALE
As at December 31, 2024, assets held for sale includes a 25% interest in 2 GW of pumped storage facilities in the U.K., a 30 MW biomass facility in Brazil and a 1,004 MW portfolio of wind and solar assets in India.
Assets held for sale also include 650 MW of operating and under construction wind, solar and battery projects in Australia, which were part of a pre-existing sale and purchase agreement at the time of the Neoen acquisition and were acquired as part of that transaction.
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2024
Assets
Cash and cash equivalents	$48
Restricted cash	14
Trade receivables and other current assets	51
Financial instrument assets	37
Property, plant and equipment, at fair value	1,343
Equity accounted investments	421
Deferred tax assets	9
Other long-term assets	126
Assets held for sale	$2,049
Liabilities
Current liabilities	$57
Non-recourse borrowings	797
Financial instrument liabilities	3
Other long-term liabilities	38
Deferred tax liabilities	131
Provisions	10
Liabilities directly associated with assets held for sale	$1,036
Brookfield Renewable continues to consolidate and recognize the revenues, expenses and cash flows associated with assets held for sale in the consolidated statements of income (loss), consolidated statements of comprehensive income, and the consolidated statements of cash flows, respectively. Non-current assets classified as held for sale are not depreciated.